Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Deferred shares, par value (in dollars per share)	$ 1.098	$ 1.098
Deferred shares, shares authorized	40,000	40,000
Deferred shares, shares issued	40,000	40,000
Deferred shares, shares outstanding	40,000	40,000
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	600,000,000	600,000,000
Ordinary shares, shares issued	35,335,026	21,205,382
Ordinary shares, shares outstanding	35,335,026	21,205,382